January 5, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Advantage Funds, Inc.
File No. 811-7123

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended October 31, 2008.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-8023.

Very truly yours,

/s/ Kara Dooley

Kara Dooley
Paralegal

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Enclosure